Expenses By Nature	12 Months Ended
Dec. 31, 2024
Disclosure of Expenses By Nature [Abstract]
Expenses by Nature
7	Expenses by nature

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Payroll and employee benefits (Note 7(i))	802,355	1,497,459	1,953,723
Cost of goods sold (Note 16(b))	192,523	34,138	71,716
Depreciation and amortization (Note 7(ii))	86,552	89,610	101,131
Professional services fee	63,811	46,918	107,178
Service fee from a related party (Note 34)	30,274	111,532	90,055
Outsourcing service fee	27,834	43,239	67,438
Utilities and property management fee	38,210	31,978	35,698
Others	72,814	88,705	107,205

Total cost of revenue, research and development expenses, administrative expenses and selling expenses	1,314,373	1,943,579	2,534,144

Notes:
(i) Payroll and employee benefits:
Salaries, allowances, bonus and benefits in kind	460,221	544,968	728,373
Contributions to defined contribution retirement plan	16,705	20,707	37,483
Share-based compensation expenses (Note 30)	325,429	931,784	1,187,867

	802,355	1,497,459	1,953,723

(ii) Depreciation and amortization:
Property and equipment (Note 11)	50,519	49,090	58,312
Right-of-use assets (Note 12)	31,748	36,205	38,484
Intangible assets (Note 13)	4,285	4,315	4,335

	86,552	89,610	101,131